Fair Value Measurements - Recurring (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Total Fair Value
Fair Value, Assets Measured on Recurring Basis [Line Items]
Interest rate swap	$ (13,325)
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Fair Value, Assets Measured on Recurring Basis [Line Items]
Interest rate swap	0
Significant Other Observable Inputs (Level 2)
Fair Value, Assets Measured on Recurring Basis [Line Items]
Interest rate swap	(13,325)
Significant Unobservable Inputs (Level 3)
Fair Value, Assets Measured on Recurring Basis [Line Items]
Interest rate swap	$ 0